Inventories (Tables)	6 Months Ended
Jun. 30, 2018
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Disclosure of Inventories

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Finished goods	182	164
Work in progress	388	332
Raw materials	137	111
Stores and supplies	66	64
Adjustments(A)	(28)	(28)

Total inventories	745	643

(A)	Includes Net realizable value adjustments.